FORECLOSED ASSETS - Net Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Repossessed Assets [Abstract]
Net (gain) loss on sales of foreclosed assets	$ 207	$ (76)
Write-downs	0	920
Operating expenses, net of rental income	(366)	102
Net (income) expense	(159)	946
Other real estate	$ 60	$ 145